Leases (Tables)	6 Months Ended
Sep. 30, 2015
Leases
Assets by type which Nomura leases under operating leases

	Millions of yen
	March 31, 2015			September 30, 2015
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥3,448	¥(1,443)	¥2,005	¥3,105	¥(1,460)	¥1,645
Aircraft	11,432	(503)	10,929	15,103	(1,255)	13,848

Total	¥14,880	¥(1,946)	¥12,934	¥18,208	¥(2,715)	¥15,493

(1)	The amounts of cost, accumulated depreciation and net carrying amount are including those for the portion utilized by Nomura.

Schedule of future minimum lease payments to be received on non-cancelable operating leases

	Millions of yen
		Years of receipt
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥10,134	¥1,088	¥1,075	¥1,070	¥1,070	¥1,070	¥4,761

Schedule of future minimum lease payments under non-cancelable operating leases with remaining terms exceeding one year

Millions of yen
September 30, 2015
Total minimum lease payments	¥164,903
Less: Sublease rental income	(7,180)

Net minimum lease payments	¥157,723

Schedule of future minimum lease payments under non-cancelable operating leases

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥164,903	¥17,739	¥18,823	¥16,964	¥15,435	¥11,352	¥84,590

Schedule of future minimum lease payments under capital leases with remaining terms exceeding one year

Millions of yen
September 30, 2015
Total minimum lease payments	¥65,827
Less: Amount representing interest	(34,596)

Present value of net minimum lease payments	¥31,231

Schedule of future minimum lease payments under capital leases

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥65,827	¥3,474	¥4,538	¥4,341	¥4,373	¥4,743	¥44,358